Revenues, Vessel Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 26,843,551	$ 21,482,267
Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	1 month
Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	12 months
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 24,340,327	20,213,839
Pool [Member]
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 2,503,224	$ 1,268,428